SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of assumptions used to determine estimated fair value of options
The Company determined the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm. The following assumptions were used.

	As of December 31,
Grant date	2017	2018	2019
Risk-free interest rate	3.03%- 3.12%	3.42%- 3.78%	3.20%
Volatility	53.20%- 53.90%	53.40%- 56.20%	54.60%
Dividend yield	—	—	—
Exercise multiples	2.2	2.2	2.2-2.8
Life of options (in years)	10	10	10
Fair value of underlying ordinary shares	2.9 - 4.3	4.5 - 12.7	72.1

Summary of options activities
A summary of options activities during the year ended December
31
,
2019
is presented below:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2019	24,470,565	0.01	3.54	8.36	310,213
Granted	1,979,910	0.01	72.12
Exercised	17,977,348	0.01	1.47

Options outstanding at December 31, 2019	8,473,127	0.01	23.96	8.62	1,934,139

Options vested and expected to vest as of December 31, 2019	8,473,127	0.01	23.96	8.62	1,934,139

Options exercisable as of December 31, 2019	1,091,947	0.01	12.21	8.90	249,256

Summary of the RSUs activity
A summary of the RSUs activity during the year ended December 31, 2019 is presented below:

RSUs
Unvested balance at January 1, 2019	—
Granted	767,060
Vested	—

Unvested balance at December 31, 2019	767,060